Restatement of Financial Statements - Summary of Restatement of Financial Statements (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Accounts receivable	$ 62,258,757	$ 53,325,516
Prepaid expenses and other current assets	4,431,647	5,001,032
Current assets	111,086,392	81,715,464
Security deposits and other assets	4,832,048	1,750,303
Property, Plant and Equipment, Net	63,713,509	64,176,795
Goodwill	351,609,561	355,667,004		$ 145,101,212
Total assets	665,051,477	639,417,816
Accounts payable and accrued liabilities	34,295,256	26,325,508
Deferred tax liability	1,693,011	993,175
Total liabilities	579,881,550	520,428,571
Deficit	(80,132,559)	(43,392,028)
Equity attributable to shareholders of Akumin Inc.	80,832,475	115,489,092
Non-controlling interests	4,337,452	3,500,153
Total shareholders' equity	85,169,927	118,989,245		103,772,538
Total liabilities and shareholders' equity	665,051,477	639,417,816
Derivative financial instruments		643,620
Revenue
Service fees - net of allowances and discounts	238,324,319	218,449,704
Total revenue	245,625,985	221,044,607
Cost of operations, excluding depreciation and amortization	205,634,606	193,336,730
Depreciation and amortization	17,060,151	13,491,369
Operational financial instruments revaluation and other (gains) losses	4,129,473	(979,928)
Total operating expenses	220,649,198	211,362,792
Income from operations	24,976,787	9,681,815
Other financial instruments revaluation and other (gains) losses	(22,386,827)	(1,497,734)
Income (loss) before income taxes	(33,594,656)	(14,121,284)
Income tax provision (benefit)	561,555	(2,797,559)
Net income (loss) and comprehensive income (loss) for the period	(34,156,211)	(11,323,725)
Non-controlling interests	2,584,320	1,606,025
Net income (loss) attributable to common shareholders	$ (36,740,531)	$ (12,929,750)
Net income (loss) per share - basic and diluted	$ (0.52)	$ (0.19)
Statement of Cash Flows [Abstract]
Net income (loss) for the period	$ (34,156,211)	$ (11,323,725)
Depreciation and amortization	17,060,151	13,491,369
Deferred income tax expense (benefit)	699,836	(1,419,481)
Financial instruments revaluation and other (gains) losses	18,257,354	2,477,662
Changes in accounts receivable	3,074,720	(413,124)
Changes in prepaid expenses, security deposits and other assets	(272,720)	5,012,756
Changes in accounts payable and accrued liabilities	9,036,934	(578,460)
Cash flows from operating activities	18,614,860	6,029,287
Cash flows from investing activities	(9,007,105)	(224,555,825)
Equity [Abstract]
Total shareholders' equity	85,169,927	118,989,245		103,772,538
Retained Earnings [Member]
Statement of Financial Position [Abstract]
Total shareholders' equity	(80,132,559)	(43,392,028)		(30,462,278)
Revenue
Net income (loss) and comprehensive income (loss) for the period	(36,740,531)	(12,929,750)
Statement of Cash Flows [Abstract]
Net income (loss) for the period	(36,740,531)	(12,929,750)
Equity [Abstract]
Total shareholders' equity	(80,132,559)	(43,392,028)		(30,462,278)
Noncontrolling Interest [Member]
Statement of Financial Position [Abstract]
Total shareholders' equity	4,337,452	3,500,153		3,657,107
Revenue
Net income (loss) and comprehensive income (loss) for the period	2,584,320	1,606,025
Statement of Cash Flows [Abstract]
Net income (loss) for the period	2,584,320	1,606,025
Equity [Abstract]
Total shareholders' equity	4,337,452	3,500,153		$ 3,657,107
Previously Reported [Member]
Statement of Financial Position [Abstract]
Accounts receivable	91,126,923	82,867,225
Prepaid expenses and other current assets	3,942,268	3,927,949
Current assets	139,465,179	110,184,090
Security deposits and other assets	4,876,208	1,967,053
Property, Plant and Equipment, Net	79,929,574	75,938,590
Goodwill	360,603,613	358,802,534
Total assets	718,684,541	683,000,517
Accounts payable and accrued liabilities	34,233,142	26,262,225
Deferred tax liability	826,566	6,256,820
Total liabilities	578,952,991	525,937,015
Deficit	(26,759,151)	(6,361,767)
Equity attributable to shareholders of Akumin Inc.	134,205,883	152,519,353
Non-controlling interests	5,525,667	4,544,149
Total shareholders' equity	139,731,550	157,063,502	$ 118,895,463
Total liabilities and shareholders' equity	718,684,541	683,000,517
Derivative financial instruments		951,702
Revenue
Service fees - net of allowances and discounts	243,981,183	244,841,400
Total revenue	251,282,849	247,436,303
Cost of operations, excluding depreciation and amortization	197,803,388	187,802,601
Depreciation and amortization	20,459,767	15,587,200
Operational financial instruments revaluation and other (gains) losses	(3,907,666)	1,017,401
Total operating expenses	216,439,403	207,961,967
Income from operations	34,843,446	39,474,336
Other financial instruments revaluation and other (gains) losses	22,078,745	1,805,816
Income (loss) before income taxes	(23,419,915)	15,363,155
Income tax provision (benefit)	(5,751,070)	3,735,548
Net income (loss) and comprehensive income (loss) for the period	(17,668,845)	11,627,607
Non-controlling interests	2,728,539	2,199,629
Net income (loss) attributable to common shareholders	$ (20,397,384)	$ 9,427,978
Net income (loss) per share - basic and diluted	$ (0.29)	$ 0.14
Statement of Cash Flows [Abstract]
Net income (loss) for the period	$ (17,668,845)	$ 11,627,607
Depreciation and amortization	20,459,767	15,587,200
Deferred income tax expense (benefit)	(5,430,254)	2,092,504
Financial instruments revaluation and other (gains) losses	18,171,079	2,823,217
Changes in accounts receivable	(8,259,697)	(25,243,156)
Changes in prepaid expenses, security deposits and other assets	(138,395)	(3,657,429)
Changes in accounts payable and accrued liabilities	9,038,102	1,369,580
Cash flows from operating activities	26,690,553	12,581,077
Purchase of property and equipment and intangible assets	(13,420,375)	(12,447,634)
Cash flows from investing activities	(17,082,798)	(231,107,615)
Equity [Abstract]
Total shareholders' equity	139,731,550	157,063,502	118,895,463
Previously Reported [Member] | Retained Earnings [Member]
Statement of Financial Position [Abstract]
Total shareholders' equity	(26,759,151)	(6,361,767)	(15,789,745)
Equity [Abstract]
Total shareholders' equity	(26,759,151)	(6,361,767)	(15,789,745)
Previously Reported [Member] | Noncontrolling Interest [Member]
Statement of Financial Position [Abstract]
Total shareholders' equity	5,525,667	4,544,149	4,107,499
Equity [Abstract]
Total shareholders' equity	5,525,667	4,544,149	4,107,499
Revision of Prior Period, Adjustment [Member]
Statement of Financial Position [Abstract]
Accounts receivable	(28,868,166)	29,500,000	5,600,000
Prepaid expenses and other current assets	489,379	1,073,083
Current assets	(28,378,787)	(28,468,626)
Security deposits and other assets	(44,160)	(216,750)
Property, Plant and Equipment, Net	(16,216,065)	11,800,000	7,300,000
Goodwill	(8,994,052)	(3,135,530)	2,600,000
Total assets	(53,633,064)	(43,582,701)
Accounts payable and accrued liabilities	62,114	63,283
Deferred tax liability	866,445	(5,263,645)
Total liabilities	928,559	(5,508,444)
Deficit	(53,373,408)	(37,030,261)
Equity attributable to shareholders of Akumin Inc.	(53,373,408)	(37,030,261)
Non-controlling interests	(1,188,215)	(1,043,996)
Total shareholders' equity	(54,561,623)	(38,074,257)	(15,122,925)
Total liabilities and shareholders' equity	(53,633,064)	(43,582,701)
Derivative financial instruments		(308,082)
Revenue
Service fees - net of allowances and discounts	(5,656,864)	(26,391,696)
Total revenue	(5,656,864)	(26,391,696)
Cost of operations, excluding depreciation and amortization	7,831,218	5,534,129
Depreciation and amortization	(3,399,616)	2,100,000
Operational financial instruments revaluation and other (gains) losses	(221,807)	(37,473)
Total operating expenses	4,209,795	3,400,825
Income from operations	(9,866,659)	(29,792,521)
Other financial instruments revaluation and other (gains) losses	308,082	(308,082)
Income (loss) before income taxes	(10,174,741)	(29,484,439)
Income tax provision (benefit)	6,312,625	(6,533,107)
Net income (loss) and comprehensive income (loss) for the period	(16,487,366)	(22,951,332)
Non-controlling interests	(144,219)	(593,604)
Net income (loss) attributable to common shareholders	$ (16,343,147)	$ (22,357,728)
Net income (loss) per share - basic and diluted	$ (0.23)	$ (0.34)
Statement of Cash Flows [Abstract]
Net income (loss) for the period	$ (16,487,366)	$ (22,951,332)
Depreciation and amortization	(3,399,616)	2,100,000
Deferred income tax expense (benefit)	6,130,090	(3,511,985)
Financial instruments revaluation and other (gains) losses	86,275	(345,555)
Changes in accounts receivable	5,184,977	25,656,280
Changes in prepaid expenses, security deposits and other assets	411,115	(1,355,327)
Changes in accounts payable and accrued liabilities	(1,168)	(1,948,040)
Cash flows from operating activities	(8,075,693)	(6,551,790)
Purchase of property and equipment and intangible assets	8,075,693	6,551,790
Cash flows from investing activities	8,075,693	6,551,790
Equity [Abstract]
Total shareholders' equity	(54,561,623)	(38,074,257)	(15,122,925)
Revision of Prior Period, Adjustment [Member] | Retained Earnings [Member]
Statement of Financial Position [Abstract]
Total shareholders' equity	(53,373,408)	(37,030,261)	(14,672,533)
Equity [Abstract]
Total shareholders' equity	(53,373,408)	(37,030,261)	(14,672,533)
Revision of Prior Period, Adjustment [Member] | Noncontrolling Interest [Member]
Statement of Financial Position [Abstract]
Total shareholders' equity	(1,188,215)	(1,043,996)	(450,392)
Equity [Abstract]
Total shareholders' equity	(1,188,215)	(1,043,996)	(450,392)
As Restated [Member]
Statement of Financial Position [Abstract]
Accounts receivable	62,258,757	53,325,516
Prepaid expenses and other current assets	4,431,647	5,001,032
Current assets	111,086,392	81,715,464
Security deposits and other assets	4,832,048	1,750,303
Property, Plant and Equipment, Net	63,713,509	64,176,795
Goodwill	351,609,561	355,667,004
Total assets	665,051,477	639,417,816
Accounts payable and accrued liabilities	34,295,256	26,325,508
Deferred tax liability	1,693,011	993,175
Total liabilities	579,881,550	520,428,571
Deficit	(80,132,559)	(43,392,028)
Equity attributable to shareholders of Akumin Inc.	80,832,475	115,489,092
Non-controlling interests	4,337,452	3,500,153
Total shareholders' equity	85,169,927	118,989,245	103,772,538
Total liabilities and shareholders' equity	665,051,477	639,417,816
Derivative financial instruments		643,620
Revenue
Service fees - net of allowances and discounts	238,324,319	218,449,704
Total revenue	245,625,985	221,044,607
Cost of operations, excluding depreciation and amortization	205,634,606	193,336,730
Depreciation and amortization	17,060,151	13,491,369
Operational financial instruments revaluation and other (gains) losses	(4,129,473)	979,928
Total operating expenses	220,649,198	211,362,792
Income from operations	24,976,787	9,681,815
Other financial instruments revaluation and other (gains) losses	22,386,827	1,497,734
Income (loss) before income taxes	(33,594,656)	(14,121,284)
Income tax provision (benefit)	561,555	(2,797,559)
Net income (loss) and comprehensive income (loss) for the period	(34,156,211)	(11,323,725)
Non-controlling interests	2,584,320	1,606,025
Net income (loss) attributable to common shareholders	$ (36,740,531)	$ (12,929,750)
Net income (loss) per share - basic and diluted	$ (0.52)	$ (0.19)
Statement of Cash Flows [Abstract]
Net income (loss) for the period	$ (34,156,211)	$ (11,323,725)
Depreciation and amortization	17,060,151	13,491,369
Deferred income tax expense (benefit)	699,836	(1,419,481)
Financial instruments revaluation and other (gains) losses	18,257,354	2,477,662
Changes in accounts receivable	(3,074,720)	413,124
Changes in prepaid expenses, security deposits and other assets	272,720	(5,012,756)
Changes in accounts payable and accrued liabilities	9,036,934	(578,460)
Cash flows from operating activities	18,614,860	6,029,287
Purchase of property and equipment and intangible assets	(5,344,682)	(5,895,844)
Cash flows from investing activities	(9,007,105)	(224,555,825)
Equity [Abstract]
Total shareholders' equity	85,169,927	118,989,245	103,772,538
As Restated [Member] | Retained Earnings [Member]
Statement of Financial Position [Abstract]
Total shareholders' equity	(80,132,559)	(43,392,028)	(30,462,278)
Equity [Abstract]
Total shareholders' equity	(80,132,559)	(43,392,028)	(30,462,278)
As Restated [Member] | Noncontrolling Interest [Member]
Statement of Financial Position [Abstract]
Total shareholders' equity	4,337,452	3,500,153	3,657,107
Equity [Abstract]
Total shareholders' equity	$ 4,337,452	$ 3,500,153	$ 3,657,107